Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 195,566	€ 177,334
Revocable lending commitments	47,977	49,798
Contingent liabilities	64,899	59,394
Total	€ 308,442	€ 286,525